Corporate-owned and Franchisee-owned Stores - Schedule of Changes in Corporate-owned and Franchisee-owned Stores (Detail) - Store	3 Months Ended				12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Franchisor Disclosure [Line Items]
Stores operated at beginning of period	1,124		918		918		749		606
New stores opened	48		61		209		171		149
Stores debranded or consolidated	(1)	[1]	(3)	[1]	(3)	[2]	(2)	[2]	(6)	[2]
Stores operated at end of period	1,171		976		1,124		918		749
Franchisee-Owned Stores [Member]
Franchisor Disclosure [Line Items]
Stores operated at beginning of period	1,066		863		863		704		562
New stores opened	48		59		206		169		148
Stores debranded or consolidated	(1)	[1]	(3)	[1]	(3)	[2]	(10)	[2]	(6)	[2]
Stores operated at end of period	1,113		919		1,066		863		704
Corporate-Owned Stores [Member]
Franchisor Disclosure [Line Items]
Stores operated at beginning of period	58		55		55		45		44
New stores opened			2		3		2		1
Stores acquired from franchisees							8
Stores operated at end of period	58		57		58		55		45

[1]	The term "debrand" refers to a franchisee-owned store whose right to use the Planet Fitness brand and marks has been terminated in accordance with the franchise agreement. We retain the right to prevent debranded stores from continuing to operate as fitness centers. The term "consolidated" refers to the combination of a franchisee's store with another store located in close proximity, with our prior approval. This often coincides with an enlargement, re-equipment and/or refurbishment of the remaining store.
[2]	The term "debrand" refers to a franchisee-owned store whose right to use the Planet Fitness brand and marks has been terminated due to non-compliance with brand standards in accordance with the franchise agreement. We retain the right to prevent debranded stores from continuing to operate as fitness centers. The term "consolidated" refers to the combination of a franchisee's store with another store located in close proximity with our prior approval. This often coincides with an enlargement, re-equipment and/or refurbishment of the remaining store.